EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details 2) - Legal Accounting And Audit Expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
legal expenses	$ 3,362	$ 6,459
Insurance cost recoveries	(313)	(3,617)
Accounting Expenses	145	130
Audit and reviews	275	417
Total	$ 3,469	$ 3,389